Leases (Details)	12 Months Ended
Dec. 31, 2024 ft²
Lessee, Lease, Description [Line Items]
Area of real estate property	14,790
Lease Expiration Date	Dec. 31, 2026
Operating lease option to extend	with rights to extend for a 5 year period
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Operating lease rights to extend renewal term	5 years